Preferred And Common Stock (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2019 $ / shares shares	Aug. 20, 2018	Oct. 06, 2017 shares	Apr. 30, 2014 $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 25, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares
Schedule of Capitalization, Equity [Line Items]
Reverse stock split ratio		5.5
Common stock, par value | $ / shares							$ 0.01		$ 0.01
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares							0		0
Aggregate value | $
Share conversion, original shares converted | shares			480,000
Stock conversion, estimated preferred stock dividends eliminated quarterly | $					$ 188
Stock conversion, estimated preferred stock dividends eliminated annually | $					$ 750
Preferred stock, par value | $ / shares							$ 0.01		$ 0.01
Series B Preferred Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares				480,000
Preferred stock rate				6.25%
Share Price | $ / shares				$ 25.00
Aggregate value | $						$ 12,000
Placement fees | $						482
Other offering expenses | $						149
Net proceeds from issuance of Series B preferred stock | $						$ 11,369
Series C Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares							12,337		0
Aggregate value | $
Preferred stock, par value | $ / shares							$ 0.01		$ 0.01
Series C Preferred Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock | shares	12,337
Aggregate value | $								$ 25,000
Purchase price per share | $ / shares	$ 1,200.00
Preferred stock, par value | $ / shares	0.01
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Shares issued upon conversion | shares			6,857,143
Shares post-reverse-split | shares			1,246,753
Common Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Share Price | $ / shares	$ 12.00
Shares sold | shares	849,615
Nonvoting Common Stock [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Shares upon conversion | shares	100
Common stock, par value | $ / shares	$ 0.01